30. EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of actuarial employee benefit assets and liabilities

The actuarial calculations are updated, at the end of each year, by external actuaries and presented in the financial statements in accordance with IAS 19 - Employee Benefits.

				Consolidated
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(13,819)	(13,714)	79,546	19,788
Post-employment healthcare benefits	-	-	678,880	892,396
	(13,819)	(13,714)	758,426	912,184

Schedule of reconciliation of employee benefits' assets and liabilities

The reconciliation of assets and liabilities of employee benefits is presented below:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Present value of defined benefit obligation	3,645,822	3,581,460	3,087,433
Fair value of plan assets	(3,766,194)	(3,894,488)	(3,403,906)
Deficit(Surplus)	(120,372)	(313,028)	(316,473)
Restriction to actuarial assets due to recovery limitation	186,099	319,102	224,561
Liabilities (Assets), net	65,727	6,074	(91,912)
Liabilities	79,546	19,788	7,982
Assets	(13,819)	(13,714)	(99,894)
Net (assets) recognized in the balance sheet	65,727	6,074	(91,912)

Schedule of defined benefit obligation

The change in the present value of the defined benefit obligation is shown below:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Present value of obligations at the beginning of the year	3,581,460	3,087,433	3,077,849
Cost of service	968	1,093	1,169
Interest cost	236,551	283,487	304,132
Participant contributions made in the period	1,998	2,126
Benefits paid	(278,960)	(269,995)	(280,493)
Actuarial loss/(gain)	103,805	477,316	(15,224)
Present value of obligations at the end of the year	3,645,822	3,581,460	3,087,433

Schedule of changes in fair value of the plan assets
The change in the fair value of the plan’s assets is shown below:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Fair value of plan assets at the beginning of the year	(3,894,488)	(3,403,906)	(3,305,356)
Interest income	(257,946)	(314,102)	(327,830)
Benefits Paid	278,960	269,995	280,493
Participant contributions made in the period	(1,998)	(2,127)	-
Return on plan assets (less interest income)	109,279	(444,348)	(51,213)
Fair value of plan assets at the end of the year	(3,766,193)	(3,894,488)	(3,403,906)

Schedule of employee benefits recognized in the income statement
The composition of the amounts recognized in the income statement is shown below:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Cost of current service	968	1,093	1,169
Interest cost	236,551	283,487	304,132
Expected return on plan assets	(257,946)	(314,102)	(327,830)
Interest on the asset ceiling effect	21,737	21,502	16,340
Total costs / (income), net	1,310	(8,020)	(6,189)

Schedule of actuarial gains and losses
The movement of actuarial gains and losses is shown below:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Actuarial losses and (gains)	103,805	477,316	(15,224)
Return on plan assets (less interest income)	109,279	(444,348)	(51,213)
Change in the asset’s limit (excluding interest income)	(154,741)	73,039	50,058
Total cost of actuarial losses and (gains)	58,343	106,007	(16,379)

Schedule of breakdown of actuarial gains or losses
The breakdown of actuarial gains and losses is shown below:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Loss due to change in demographic assumptions	67,930	-	(139,813)
Loss due to change in financial assumptions	(30,454)	472,715	46,917
Loss due to experience adjustments	66,329	4,601	77,672
Return on plan assets (less interest income)	109,279	(444,348)	(51,213)
Change in the asset’s limit (excluding interest income)	(154,741)	73,039	50,058
Actuarial losses and (gains)	58,343	106,007	(16,379)

Schedule of actuarial assumptions used

The main actuarial assumptions used were as follows:

	12/31/2020	12/31/2019
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 6,95% Plan 35%: 6,24% Supplementation : 6,44%	Millennium Plan: 6,98% Plan 35%: 6,75% Supplementation: 6,81%

Inflation rate	3.32%	3.61%
Nominal salary increase rate	4.35%	4.65%
Nominal benefit increase rate	3.32%	3.61%
Rate of return on investments	Millennium Plan: 6,95% Plan 35%: 6,24% Supplementation : 6,44%	Millennium Plan: 6,98% Plan 35%: 6,75% Supplementation: 6,81%

General mortality table	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender
Disability table	35% Plan Light Medium. Millenium Plan: Prudential (-10%) Supplementation: not applicable	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)
Disability mortality table	Millenium Plan: AT-71 35% Plan : MI-2006 -10% M&F Supplementation: Winklevoss -10%	Winklevoss - 1%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation	Millenium plan 5% per annum, zero for plans 35% and Supplementation
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

Schedule of average life expectancy

These tables translate into an average life expectancy in years for employees aged 65 and 40:

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Longevity at age of 65 for current participants	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Male	18.38	18.38	18.75	18.75	21.47	20.45
Female	18.38	18.38	21.41	21.41	23.34	23.02

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	42.70
Female	40.15	40.15	44.41	44.41	46.68	46.28

Schedule of allocation of plan assets

Allocation of plan assets:

		12/31/2020		12/31/2019		12/31/2018
Variable income	54,285	1.44%	25,236	0.65%	141,705	4.16%
Fixed income	3,438,735	91.31%	3,607,398	92.63%	3,050,099	89.61%
Real estate	182,145	4.84%	183,098	4.70%	52,091	1.53%
Others	91,028	2.42%	78,756	2.02%	160,011	4.70%
Total	3,766,193	100.00%	3,894,488	100.00%	3,403,906	100.00%

Schedule of quantitative sensitivity analysis regarding the significant assumptions for the pension plans

The quantitative sensitivity analysis in relation to significant assumptions, for pension plans on December 31, 2020 is shown below:

						12/31/2020
	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(1,005)	1,084	(5,507)	5,954	(4,758)	5,309
Effect on present value of obligations	17,381	(16,114)	92,456	(85,515)	76,188	(68,287)

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations					191	(181)
Effect on present value of obligations					1,079	(1,030)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	120	(120)	623	(623)	430	(430)
Effect on present value of obligations	1,928	(1,928)	9,669	(9,669)	5,975	(5,975)

Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year	+1 year	- 1 year	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	850	(839)	4,382	(4,362)	1,562	(1,541)
Effect on present value of obligations	13,626	(13,455)	68,039	(67,726)	22,603	(22,306)

Schedule of forecast benefit payments of the defined benefit plans

Following are the expected benefits for future years for defined benefit plans:

Forecast payments
Year 1	281,314
Year 2	272,801
Year 3	266,342
Year 4	259,595
Year 5	252,578
Next 5 years	1,137,146
Total forecast payments	2,469,776

Schedule of post-employment health care plan amounts	The amounts recognized in the balance sheet were determined as follows:
	12/31/2020	12/31/2019
Present value of obligations	678,880	892,396
Liabilities	678,880	892,396

Schedule of reconciliation of the healthcare liabilities

The reconciliation of health benefit liabilities is presented below:

	12/31/2020	12/31/2019
Actuarial liability at the beginning of the year	892,396	897,137
Expenses recognized in income for the year	57,731	69,907
Sponsor’s contributions transferred in prior year	(81,340)	(82,081)
Recognition of actuarial loss/(gain)	(189,907)	7,433
Actuarial liability at the end of the year	678,880	892,396

Schedule of actuarial gains and losses recognized in shareholders' equity	The actuarial gains and losses recognized in equity are shown below:
	12/31/2020	12/31/2019	12/31/2018
Gain/(loss) recognized in shareholders' equity	(189,907)	7,433	16,237

Schedule of weighted average life expectancy

Below is the weighted average life expectancy based on the mortality table used to determine the actuarial obligations:

	12/31/2020	12/31/2019	12/31/2018
Longevity at age of 65 for current participants
Male	20.24	20.24	19.55
Female	20.24	20.24	22.17

Longevity at age of 40 for current participants
Male	42.74	42.74	41.59
Female	42.74	42.74	45.30

Schedule of actuarial assumptions used for calculating postemployment healthcare benefits

The actuarial assumptions used to calculate post-employment health benefits were:

	12/31/2020	12/31/2019
Biometric and Demographic
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender

Financial
Actuarial nominal discount rate	6.53%	6.78%
Inflation	3.32%	3.61%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real per year	0,5% - 3,00% real per year
Nominal increase medical costs growth rate	4.10%	6.98%
Average medical cost (Claim cost)	913.00	1,319.36

Schedule of quantitative sensitivity analysis regarding the significant assumptions for the postemployment healthcare plans

The quantitative sensitivity analysis for significant assumptions for the post-employment health benefit as of December 31, 2020 is shown below:

		12/31/2020
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,216	(1,339)
Effect on present value of obligations	(30,300)	33,447

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	4,749	(3,978)
Effect on present value of obligations	72,688	(60,887)

	Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	3,123	(2,925)
Effect on present value of obligations	47,797	(44,768)

Schedule of forecast benefit payments of the postemployment healthcare plans

Following are the expected benefits for future exercises for post-employment health benefit plans:

Forecast benefit payments
Year 1	60,143
Year 2	58,312
Year 3	56,323
Year 4	54,177
Year 5	51,892
Next 5 years	221,734
Total forecast payments	502,581